Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Entity	Dec. 31, 2015 USD ($) Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	4	6
Notional Amount	[1],[2]	$ 34,304	$ 27,230
Credit exposure	[1],[2]	734	391
Exposure, net of collateral	[1],[2]	$ 734	$ 391
A+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	4	1
Notional Amount	[1],[2]	$ 34,304	$ 11,800
Credit exposure	[1],[2]	734	197
Exposure, net of collateral	[1],[2]	$ 734	$ 197
A
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]		3
Notional Amount	[1],[2]		$ 9,765
Credit exposure	[1],[2]		125
Exposure, net of collateral	[1],[2]		$ 125
BBB+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]		2
Notional Amount	[1],[2]		$ 5,665
Credit exposure	[1],[2]		69
Exposure, net of collateral	[1],[2]		$ 69

[1]	Rating is the lower of S&P or Moody's ratings.
[2]	Only OTC derivatives with a net positive fair value are included for each counterparty.